Business and Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) Customer Subsidiary	Mar. 31, 2014 USD ($) Customer	Dec. 31, 2014 USD ($) Customer Subsidiary	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies (Textual)
Depreciation	$ 140		$ 279
Advertising cost			$ 6,584	$ 0
Numberof consolidated subsidiary | Subsidiary	1		1
Estimated useful lives			Depreciation is calculated on the straight-line method over the estimated useful lives of the assets of 2 years.
Accounts Receivable [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	68.00%	74.00%	46.00%	17.00%
Number of customers | Customer	2	2	2
Accounts Receivable [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	32.00%	27.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	11.00%	28.00%		17.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	25.00%	19.00%	22.00%
Revenues [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		17.00%	25.00%	30.00%
Number of customers | Customer	3	3	3
Revenues [Member] | CANADA
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		12.00%	3.00%
Revenues [Member] | HONG KONG
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage			17.00%	28.00%
Revenues [Member] | INDIA
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage			3.00%
Revenues [Member] | Other Country [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage		5.00%	2.00%	2.00%
Revenues [Member] | EGYPT
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	1.00%
Revenues [Member] | Customer One [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	39.00%	51.00%	34.00%	28.00%
Revenues [Member] | Customer Two [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	16.00%	14.00%	17.00%	21.00%
Revenues [Member] | Customer Three [Member]
Summary Of Significant Accounting Policies (Textual)
Concentration Risk, Percentage	12.00%	12.00%	10.00%